UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Black Mesa Capital, LLC
Address:  125 Lincoln Ave., Suite 200
          Santa Fe, NM 87501


13F File Number:   028-10782

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     David DeMers
Title:    Managing Partner, Black Mesa Capital LLC
Phone:    505-995-0220 x13
Signature, Place and Date of Signing:

    David DeMers   Santa Fe, NM    February  5, 2009

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  14671
                                        (thousands)


List of Other Included Managers:

None

                                                                                                                Voting
Name Of Issuer               Title of Class  Cusip    Value (x$1000) Shares    SH/PRN AMT Inv. Disc. Other Mgr. Authority
------------------------     -------------- --------- -------------- --------- ---------- ---------- ---------- ---------
ACTIVISION BLIZZARD INC      COM            00507V109            105     12106 SH         Sole                  Sole
AFLAC INC                    COM            001055102            212      4620 SH         Sole                  Sole
AGILENT TECHNOLOGIES INC     COM            00846U101            211     13524 SH         Sole                  Sole
AMEREN CORP                  COM            023608102            269      8089 SH         Sole                  Sole
AMERICAN CAP LTD             COM            02503Y103             39     12184 SH         Sole                  Sole
AMERICAN ELEC PWR INC        COM            025537101            233      6995 SH         Sole                  Sole
ANALOG DEVICES INC           COM            032654105            273     14377 SH         Sole                  Sole
AON CORP                     COM            037389103            261      5717 SH         Sole                  Sole
APACHE CORP                  COM            037411105            332      4450 SH         Sole                  Sole
AQUA AMERICA INC             COM            03836W103            237     11525 SH         Sole                  Sole
AT&T INC                     COM            00206R102            206      7225 SH         Sole                  Sole
AUTOMATIC DATA PROCESSING IN COM            053015103            585     14862 SH         Sole                  Sole
BLACK & DECKER CORP          COM            091797100            213      5098 SH         Sole                  Sole
BRADY CORP                   CL A           104674106            211      8791 SH         Sole                  Sole
BRISTOL MYERS SQUIBB CO      COM            110122108            339     14594 SH         Sole                  Sole
BROADCOM CORP                CL A           111320107            260     15325 SH         Sole                  Sole
CATERPILLAR INC DEL          COM            149123101            277      6199 SH         Sole                  Sole
CBS CORP NEW                 CL B           124857202            136     16598 SH         Sole                  Sole
CENTERPOINT ENERGY INC       COM            15189T107            199     15763 SH         Sole                  Sole
CHEVRON CORP NEW             COM            166764100            275      3723 SH         Sole                  Sole
CHIPOTLE MEXICAN GRILL INC   CL A           169656105            256      4128 SH         Sole                  Sole
CMS ENERGY CORP              COM            125896100            179     17682 SH         Sole                  Sole
COCA COLA ENTERPRISES INC    COM            191219104            125     10423 SH         Sole                  Sole
COMPUTER SCIENCES CORP       COM            205363104            249      7073 SH         Sole                  Sole
CULLEN FROST BANKERS INC     COM            229899109            256      5060 SH         Sole                  Sole
DARDEN RESTAURANTS INC       COM            237194105            276      9793 SH         Sole                  Sole
DEL MONTE FOODS CO           COM            24522P103            124     17350 SH         Sole                  Sole
DISNEY WALT CO               COM DISNEY     254687106            251     11067 SH         Sole                  Sole
EXXON MOBIL CORP             COM            30231G102            328      4110 SH         Sole                  Sole
FIDELITY NATL INFORMATION SV COM            31620M106            205     12589 SH         Sole                  Sole
FULTON FINL CORP PA          COM            360271100            105     10924 SH         Sole                  Sole
GANNETT INC                  COM            364730101            108     13486 SH         Sole                  Sole
GAP INC DEL                  COM            364760108            230     17200 SH         Sole                  Sole
GENTEX CORP                  COM            371901109            154     17417 SH         Sole                  Sole
HORMEL FOODS CORP            COM            440452100            243      7814 SH         Sole                  Sole
IDACORP INC                  COM            451107106            233      7912 SH         Sole                  Sole
ILLINOIS TOOL WKS INC        COM            452308109            332      9470 SH         Sole                  Sole
LOWES COS INC                COM            548661107            240     11160 SH         Sole                  Sole
MARTIN MARIETTA MATLS INC    COM            573284106            224      2312 SH         Sole                  Sole
MARVELL TECHNOLOGY GROUP LTD ORD            G5876H105             76     11423 SH         Sole                  Sole
METTLER TOLEDO INTERNATIONAL COM            592688105            343      5082 SH         Sole                  Sole
NEWS CORP                    CL A           65248E104            187     20582 SH         Sole                  Sole
NORTHWEST NAT GAS CO         COM            667655104            203      4600 SH         Sole                  Sole
NORTHWESTERN CORP            COM NEW        668074305            316     13459 SH         Sole                  Sole
PEOPLES UNITED FINANCIAL INC COM            712704105            409     22913 SH         Sole                  Sole
PFIZER INC                   COM            717081103            184     10372 SH         Sole                  Sole
PG&E CORP                    COM            69331C108            442     11410 SH         Sole                  Sole
PNM RES INC                  COM            69349H107            284     28177 SH         Sole                  Sole
RENAISSANCERE HOLDINGS LTD   COM            G7496G103            203      3934 SH         Sole                  Sole
REPUBLIC SVCS INC            COM            760759100            262     10556 SH         Sole                  Sole
ROBERT HALF INTL INC         COM            770323103            210     10102 SH         Sole                  Sole
SEACOR HOLDINGS INC          COM            811904101            206      3098 SH         Sole                  Sole
SEMTECH CORP                 COM            816850101            128     11330 SH         Sole                  Sole
STANLEY WKS                  COM            854616109            313      9193 SH         Sole                  Sole
SUNOCO INC                   COM            86764P109            312      7182 SH         Sole                  Sole
SYNOPSYS INC                 COM            871607107            232     12552 SH         Sole                  Sole
SYSCO CORP                   COM            871829107            250     10909 SH         Sole                  Sole
TRUSTCO BK CORP N Y          COM            898349105            228     24011 SH         Sole                  Sole
VERIZON COMMUNICATIONS INC   COM            92343V104            472     13935 SH         Sole                  Sole
WGL HLDGS INC                COM            92924F106            420     12838 SH         Sole                  Sole